Subsidiaries and Investments Accounted for the Equity Method - Summary of General Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of subsidiaries [line items]
Accumulated amount attributable to non-controlling interests	¥ 36,582	¥ 123,836
Profit for the year attributable to non-controlling interests in PayPay Bank Corporation	2,776	2,987	¥ 2,520
Total assets	5,176,012	4,042,105
Total liabilities	4,745,251	3,818,374
Total shareholders' equity	430,761	223,731	191,251	¥ 191,540
Total revenue	380,662	299,078	254,611
Profit for the year	117,810	39,157	(830)
Total comprehensive income (loss) for the year, net of tax	114,400	35,693	(1,950)
Net cash provided by operating activities	375,297	155,849	49,975
Net cash used in investing activities	(628,827)	(319,977)	(273,383)
Net cash provided by (used in) financing activities	246,752	(210,325)	107,930
Effect of exchange rate changes on cash and cash equivalents	50	(59)	488
Decrease in cash and cash equivalents	¥ (6,728)	¥ (374,512)	¥ (114,990)
PayPay Bank Corporation
Disclosure of subsidiaries [line items]
Ownership of the non-controlling interests	24.00%	94.00%	94.00%
Accumulated amount attributable to non-controlling interests	¥ 33,249	¥ 119,427
Profit for the year attributable to non-controlling interests in PayPay Bank Corporation	2,745	5,052	¥ 5,037
Total assets	3,155,448	2,179,939
Total liabilities	3,019,577	2,048,079
Total shareholders' equity	135,871	131,860
Total revenue	65,745	49,658	43,322
Profit for the year	10,844	5,368	5,483
Total comprehensive income (loss) for the year, net of tax	7,444	1,915	4,351
Net cash provided by operating activities	592,220	82,238	38,709
Net cash used in investing activities	(618,910)	(102,940)	(238,302)
Net cash provided by (used in) financing activities	104,578	(3,645)	77,686
Effect of exchange rate changes on cash and cash equivalents		(11)	392
Decrease in cash and cash equivalents	¥ 77,888	¥ (24,358)	¥ (121,515)